Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents	Note 17. Cash and Cash Equivalents

	June 30, 2026	December 31, 2025
Cash at bank and on hand	44,647	64,345
Total	44,647	64,345